Capital Commitments	12 Months Ended
Jun. 30, 2024
Additional information [abstract]
Capital Commitments	Capital Commitments Amounts contracted but not provided for in the financial statements amounted to £ nil in the year ended 30 June 2024 (2023: £nil).